FHLB Advances and Other Borrowings - Maturity Dates of Outstanding FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
FHLB advances
Within 1 year	$ 950,000	$ 1,680,000
1 to 3 years	750,000	300,000
3 to 5 years	400,000	200,000
More than 5 years	150,000	150,000
FHLB advances	$ 2,250,000	$ 2,330,000